Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Current
Deferred
Current
Deferred
Total	$ (933)	$ 3,277